Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Golden Eagle Dynamic Hypergrowth ETF
Shareholder Report [Line Items]
Fund Name	Golden Eagle Dynamic Hypergrowth ETF
Class Name	Golden Eagle Dynamic Hypergrowth ETF
Trading Symbol	HYP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Golden Eagle Dynamic Hypergrowth ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hypergrowthetf.com/hyp-etf/. You can also request this information by contacting us at (855) 994-4866.
Additional Information Phone Number	(855) 994-4866
Additional Information Website	www.hypergrowthetf.com/hyp-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Golden Eagle Dynamic Hypergrowth ETF	$50	0.85%¹
¹	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.85% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the period of January 1, 2026, to June 30, 2026, the Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) returned 36.59%. Over the same period, the S&P 500® Index returned 10.21%.

What factors influenced performance?

The Fund systematically targets Hypergrowth Stocks, which are companies exhibiting extraordinary revenue growth. Unlike many traditional growth strategies that are often concentrated in large-cap technology stocks, the Fund employs a multi-sector, multi-cap approach, allowing portfolio exposures to shift as growth leadership changes across industries and market capitalizations. This dynamic approach contributed significantly to performance during the first half of 2026.

At the beginning of the period, the Fund maintained a significant allocation to metals and mining companies that met the strategy's stock selection criteria. As the period progressed, the Fund's systematic investment process identified stronger opportunities in other areas of the market, resulting in a reduction in metals and mining exposure. Overall, metals and mining holdings made a modest positive contribution to Fund performance during the period.

As exposure to metals and mining declined, the Fund's allocation to Information Technology increased, particularly semiconductor companies. This shift reflected changes in the companies meeting the Fund's growth criteria, resulting in a greater representation of technology-related businesses within the portfolio. The Information Technology sector generated the bulk of the Fund's gains during the first half of 2026. The Industrials sector was another modest contributor to performance during the first half while the aerospace and defense industry was the Fund’s only notable detractor during the period, producing a modest negative contribution to performance. As growth leadership evolved during the period, the portfolio adjusted accordingly.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) *Inception
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Golden Eagle Dynamic Hypergrowth ETF	28.13%
S&P® 500 Index	13.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.hypergrowthetf.com/hyp-etf for more recent performance information.
Net Assets	$ 86,377,755
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 123,359
Investment Company, Portfolio Turnover	321.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$86,377,755
Number of Holdings	60
Total Net Advisory Fee	$123,359
Portfolio Turnover Rate	321.90%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
MaxLinear, Inc.	2.56%
Argan, Inc.	2.53%
Dell Technologies	2.53%
Seagate Technology Holdings plc	2.53%
Comfort Systems USA, Inc.	2.52%
Modine Manufacturing Co.	2.52%
Ouster, Inc.	2.51%
AMN Healthcare Services, Inc.	2.51%
Western Digital Corp.	2.51%
Oscar Health, Inc.	2.51%

[1]	Annualized.